FINANCIAL INSTRUMENTS (Details 14) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Assets, current	R$ 25,257	R$ 169,977
Assets, total	494	152,967
Currency risk [member]
IfrsStatementLineItems [Line Items]
Liabilities current	(67,304)
Total	(221,411)
Other comprehensive income	(29,976)
Financial income (expenses), net	(219,849)	(730,656)
Assets, current	494
Assets, total	494
Liabilities non-current	(154,107)
Iron Ore Derivative [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Liabilities current	(67,304)
Total	(67,304)
Other comprehensive income	(29,976)
Financial income (expenses), net	(1,346)	19,446
Exchange Rate Swap Cdi Dollar [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Total	(137,864)
Financial income (expenses), net	31,931	(146,528)
Assets, current	494
Assets, total	494
Liabilities non-current	(137,864)
Exchange Rate Swap C D I I P C A [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Total	(600)
Financial income (expenses), net	(69,762)	(791,938)
Liabilities non-current	(600)
Exchange Dollar Real Swap [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Total	(15,643)
Financial income (expenses), net	(180,672)	R$ 188,364
Liabilities non-current	R$ (15,643)